Debt facility (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2020	Jul. 31, 2019	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019	Nov. 06, 2020	Jan. 30, 2018	Jan. 30, 2017
Debt Instrument [Line Items]
Number of Securities Called by Warrants or Rights							1,401,836
Principal outstanding							$ 22,000	$ 20,000
Interest Rate	8.00%
Debt issuance cost							1,129	800
Accrued interest payable in kind							273
Proceeds under our term loan					$ 51,166	$ 1,660	$ 1,660	3,000
Term Loan
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 20,000
Maximum Borrowing Capacity	$ 24,500	$ 22,000									20,000
Principal outstanding		$ 22,000						20,000
Interest Rate		10.00%	11.75%		11.75%		11.75%
Debt issuance cost							$ 634
Debt discount							429
Line of Credit Facility, Additional Borrowing Capacity	$ 2,500	$ 2,000
Interest Payable in Kind Accrued Rate	4.50%	2.00%
Debt instrument exit fee		1.00%
Accrued interest payable in kind							273
Interest Expense, Debt			$ 0	$ 743	$ 2,837	2,108	2,858	2,844
Amortization of Debt Issuance Costs and Discounts							$ 280	291
Proceeds under our term loan	$ 2,500
Term Loan | Prepayment of Loan Occur on or Before December 31, 2020
Debt Instrument [Line Items]
Debt instrument exit fee	2.00%
Term Loan | Prepayment of Loan Occur on or After December 31, 2020
Debt Instrument [Line Items]
Debt instrument exit fee	0.50%
Revolving Credit Facility, 2017
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 20,000
Number of Securities Called by Warrants or Rights							22,288			11,144	11,144
Maximum Borrowing Capacity							$ 20,000	0
Debt issuance cost							61
Revolving Credit Facility, 2019
Debt Instrument [Line Items]
Number of Securities Called by Warrants or Rights		135,594
Maximum Borrowing Capacity		$ 50,000					80,000		$ 80,000
Principal outstanding			78,666		78,666
Debt issuance cost			543		543		543
Line of Credit Facility, Additional Borrowing Capacity		$ 30,000
Interest Expense, Debt			$ 106	$ 102	$ 986	$ 171	273	72
Amortization of Debt Issuance Costs and Discounts							$ 195	$ 31
Term Loan Warrants
Debt Instrument [Line Items]
Number of Securities Called by Warrants or Rights							43,542
Exercise price of warrants							$ 0.005
Vesting percentage							100.00%
Term of warrants							10 years
Fair value of the warrants							$ 182